RETIREMENT PLANS AND POST RETIREMENT PENSION PLANS (Tables)	12 Months Ended
Oct. 31, 2011
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Schedule of net pension and post-retirement benefit costs
For the years ended October 31, 2011, 2010 and 2009, components of net periodic benefit cost and other amounts recognized in other comprehensive income were comprised of:

	Pensions						U.S. Post-Retirement Benefit Plans
	U.S. Plans			Non-U.S. Plans
	2011	2010	2009	2011	2010	2009	2011	2010	2009
	(in millions)
Net periodic benefit cost (benefit)
Service cost — benefits earned during the period	$42	$41	$33	$32	$30	$34	$3	$3	$3
Interest cost on benefit obligation	28	27	43	72	72	73	21	26	29
Expected return on plan assets	(44)	(41)	(38)	(94)	(87)	(86)	(21)	(20)	(20)
Amortization of net actuarial loss	4	7	3	40	35	41	14	16	8
Amortization of prior service benefit	(12)	(12)	(3)	(1)	(1)	(2)	(26)	(14)	(15)
Net periodic benefit cost (benefit)	18	22	38	49	49	60	(9)	11	5
Curtailments and settlements	(1)	—	—	—	—	(3)	—	—	(13)
Total periodic benefit cost (benefit)	$17	$22	$38	$49	$49	$57	$(9)	$11	$(8)
Other changes in plan assets and benefit obligations recognized in other comprehensive (income) loss
Net actuarial (gain) loss	$31	$(25)	$47	$40	$42	$171	$12	$(10)	$125
Amortization of net actuarial loss	(4)	(7)	(3)	(40)	(35)	(41)	(14)	(16)	(8)
Prior service cost (benefit)	—	—	(114)	6	—	—	(194)	—	—
Amortization of prior service benefit	12	12	3	1	1	2	26	14	15
Foreign currency	—	—	—	11	11	17	—	—	—
Total recognized in other comprehensive (income) loss	$39	$(20)	$(67)	$18	$19	$149	$(170)	$(12)	$132
Total recognized in net periodic benefit cost (benefit) and other comprehensive (income) loss	$56	$2	$(29)	$67	$68	$206	$(179)	$(1)	$124

Defined benefit plan assets by fair value hierarchy
The following table presents the fair value of non-U.S. Defined Benefit Plans assets classified under the appropriate level of the fair value hierarchy as of October 31, 2011:

		Fair Value Measurement at October 31, 2011 Using
	October 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in millions)
Cash and Cash Equivalents	$15	$6	$9	$—
Equity	774	220	554	—
Fixed Income	858	64	794	—
Other Investments	37	—	37	—
Total assets measured at fair value	$1,684	$290	$1,394	$—

The following table presents the fair value of U.S. Post-Retirement Benefit Plans assets classified under the appropriate level of the fair value hierarchy as of October 31, 2011.

		Fair Value Measurement at October 31, 2011 Using
	October 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in millions)
Cash and Cash Equivalents	$14	$2	$12	$—
Equity	175	61	114	—
Fixed Income	54	2	52	—
Other Investments	15	—	—	15
Total assets measured at fair value	$258	$65	$178	$15

The following table presents the fair value of non-U.S. Defined Benefit Plans assets classified under the appropriate level of the fair value hierarchy as of October 31, 2011:

		Fair Value Measurement at October 31, 2011 Using
	October 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(in millions)
Cash and Cash Equivalents	$15	$6	$9	$—
Equity	774	220	554	—
Fixed Income	858	64	794	—
Other Investments	37	—	37	—
Total assets measured at fair value	$1,684	$290	$1,394	$—

Change in fair value of plan assets
Funded status.    As of October 31, 2011 and 2010, the funded status of the defined benefit and post-retirement benefit plans was:

	U.S. Defined Benefit Plans		Non-U.S. Defined Benefit Plans		U.S. Post-Retirement Benefit Plans
	2011	2010	2011	2010	2011	2010
	(in millions)
Change in fair value of plan assets:
Fair value — beginning of year	$538	$482	$1,598	$1,475	$263	$251
Actual return on plan assets	37	68	35	115	18	35
Employer contributions	30	30	59	47	—	1
Participants' contributions	—	—	7	2	—	—
Benefits paid	(27)	(42)	(46)	(57)	(23)	(24)
Currency impact	—	—	31	16	—	—
Fair value — end of year	$578	$538	$1,684	$1,598	$258	$263

Change in benefit obligation

	U.S. Defined Benefit Plans		Non-U.S. Defined Benefit Plans		U.S. Post-Retirement Benefit Plans
	2011	2010	2011	2010	2011	2010
	(in millions)
Change in benefit obligation:
Benefit obligation — beginning of year	$575	$548	$1,742	$1,610	$502	$490
Service cost	42	41	32	30	3	4
Interest cost	28	27	72	72	21	26
Participants' contributions	—	—	7	2	—	—
Plan amendment	—	—	6	—	(194)	—
Actuarial (gain) loss	21	3	(20)	79	8	4
Benefits paid	(29)	(44)	(46)	(57)	(21)	(22)
Curtailments	—	—	—	(9)	—	—
Currency impact	—	—	37	15	—	—
Benefit obligation — end of year	$637	$575	$1,830	$1,742	$319	$502
Overfunded (underfunded) status of PBO	$578	$538	$1,684	$1,598	$258	$263

Amounts recognized in the consolidated balance sheet

	U.S. Defined Benefit Plans		Non-U.S. Defined Benefit Plans		U.S. Post-Retirement Benefit Plans
	2011	2010	2011	2010	2011	2010
	(in millions)
Amounts recognized in the consolidated balance sheet consist of:
Other assets	$—	$—	$18	$12	$—	$—
Employee compensation and benefits	(2)	(2)	—	—	—	—
Retirement and post-retirement benefits	(57)	(35)	(164)	(156)	(61)	(239)
Net asset (liability)	$(59)	$(37)	$(146)	$(144)	$(61)	$(239)

Amounts recognized in accumulated other comprehensive income (loss)

	U.S. Defined Benefit Plans		Non-U.S. Defined Benefit Plans		U.S. Post-Retirement Benefit Plans
	2011	2010	2011	2010	2011	2010
Amounts Recognized in Accumulated Other Comprehensive Income (loss):
Actuarial (gains) losses	$66	$39	$524	$513	$188	$191
Prior service costs (benefits)	(91)	(103)	(9)	(16)	(253)	(86)
Total	$(25)	$(64)	$515	$497	$(65)	$105

Amounts in accumulated other comprehensive income expected to be recognized as components of net expense during the next fiscal year
The amounts in accumulated other comprehensive income expected to be recognized as components of net expense during 2012 are as follows:

	U.S. Defined Benefit Plans	Non-U.S. Defined Benefit Plans	U.S. Post-Retirement Benefit Plans
	(in millions)
Amortization of net prior service cost (benefit)	$(12)	$(1)	$(35)
Amortization of actuarial net loss (gain)	$7	$43	$16

Defined benefit plans assets measured at fair value using significant unobservable inputs (level 3)
For U.S. Defined Benefit Plans assets measured at fair value using significant unobservable inputs (level 3), the following table summarizes the change in balances during 2011 and 2010:

	Years Ended October 31.
	2011	2010
Balance, beginning of year	$29	$32
Realized gains	8	6
Unrealized gains/(losses)	(3)	—
Purchases, sales, issuances, and settlements	—	—
Transfers in (out)	(8)	(9)
Balance, end of year	$26	$29

For U.S. Post-Retirement Benefit Plans assets measured at fair value using significant unobservable inputs (level 3), the following table summarizes the change in balances during 2011 and 2010:

	Years Ended October 31,
	2011	2010
Balance, beginning of year	$16	$19
Realized gains	5	3
Unrealized gains/(losses)	(2)	—
Purchases, sales, issuances, and settlements	—	—
Transfers in (out)	(4)	(6)
Balance, end of year	$15	$16

Assumptions used to calculate the net periodic cost and benefit obligation
Assumptions used to calculate the net periodic cost in each year were as follows:

	For years ended October 31,
	2011	2010	2009
U.S. defined benefit plans:
Discount rate	5.0%	5.25%	8.5%
Average increase in compensation levels	3.5%	3.5%	3.5%
Expected long-term return on assets	8.25%	8.5%	8.5%
Non-U.S. defined benefit plans:
Discount rate	2.0-5.25%	2.25-5.75%	2.25-6.5%
Average increase in compensation levels	2.5-3.75%	2.5-3.75%	2.5-4.0%
Expected long-term return on assets	4.0-6.75%	4.25-7.0%	4.5-7.25%
U.S. post-retirement benefits plans:
Discount rate	5.5%	5.5%	8.5%
Expected long-term return on assets	8.25%	8.5%	8.5%
Current medical cost trend rate	10.0%	10.0%	10.0%
Ultimate medical cost trend rate	4.75%	5.0%	5.0%
Medical cost trend rate decreases to ultimate rate in year	2025	2019	2018

Assumptions used to calculate the benefit obligation were as follows:

	As of the Years Ending October 31,
	2011	2010
U.S. defined benefit plans:
Discount rate	4.5%	5.0%
Average increase in compensation levels	3.5%	3.5%
Expected long-term return on assets	8.0%	8.25%
Non-U.S. defined benefit plans:
Discount rate	2.0-5.5%	2.0-5.25%
Average increase in compensation levels	2.5-3.25%	2.5-3.75%
Expected long-term return on assets	4.0-6.5%	4.0-6.75%
U.S. post-retirement benefits plans:
Discount rate	4.75%	5.5%
Expected long-term return on assets	8.0%	8.25%
Current medical cost trend rate	9.0%	10.0%
Ultimate medical cost trend rate	4.5%	4.75%
Medical cost trend rate decreases to ultimate rate in year	2026	2025

Schedule of expected benefit payments
The following table presents expected future benefit payments for the next 10 years.

	U.S. Defined Benefit Plans	Non-U.S. Defined Benefit Plans	U.S. Post-Retirement Benefit Plans
	(in millions)
2012	$52	$47	$26
2013	$55	$50	$26
2014	$55	$52	$26
2015	$55	$57	$27
2016	$56	$62	$27
2017 - 2021	$241	$404	$130

Combined projected benefit obligation, accumulated benefit obligations and fair value of plan assets
The table below presents the combined projected benefit obligation ("PBO"), accumulated benefit obligation ("ABO") and fair value of plan assets, grouping plans using comparisons of the PBO and ABO relative to the plan assets as of October 31, 2011 or 2010.

	2011		2010
	Benefit Obligation		Benefit Obligation
		Fair Value of Plan Assets		Fair Value of Plan Assets
	PBO		PBO
	(in millions)
U.S. defined benefit plans where PBO exceeds the fair value of plan assets	$637	$578	$575	$538
U.S. defined benefit plans where fair value of plan assets exceeds PBO	—	—	—	—
Total	$637	$578	$575	$538
Non-U.S. defined benefit plans where PBO exceeds or is equal to the fair value of plan assets	$1,760	$1,598	$1,669	$1,513
Non-U.S. defined benefit plans where fair value of plan assets exceeds PBO	70	86	73	85
Total	$1,830	$1,684	$1,742	$1,598

	ABO		ABO
U.S. defined benefit plans where ABO exceeds the fair value of plan assets	$624	$578	$568	$538
U.S. defined benefit plans where the fair value of plan assets exceeds ABO	—	—	—	—
Total	$624	$578	$568	$538
Non-U.S. defined benefit plans where ABO exceeds or is equal to the fair value of plan assets	$1,699	$1,598	$1,602	$1,513
Non-U.S. defined benefit plans where fair value of plan assets exceeds ABO	67	86	70	85
Total	$1,766	$1,684	$1,672	$1,598